UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 17.3%
Agency - 2.1%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	786,436	2.62	5/28/35	766,927
FNMA REMICS, Series 2001-W2, Class AS5 [14]	6,203	6.47	10/25/31	6,144
Small Business Administration, Series 2000-20D	57,602	7.47	4/1/20	58,744
Small Business Administration, Series 2006-20D, Class 1	332,442	5.64	4/1/26	345,609
Small Business Administration, Series 2007-20B, Class 1	205,410	5.49	2/1/27	213,705
Small Business Administration, Series 2007-20J, Class 1	220,159	5.57	10/1/27	229,280

				1,620,409

Non-Agency - 15.2%
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	3.22	11/25/33	744,906
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	506,956	3.50	6/28/57	505,945
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36% [1]	240,528	2.45	9/25/35	240,609
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 1 Mo. Libor + 0.47% [1]	31,819	2.56	3/25/35	31,825
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	104,076
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	316,150
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	20,561	5.17	9/25/34	20,834
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	13,267	4.56	10/20/32	13,377
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 1 Mo. Libor + 1.75% [1]	12,211	3.82	5/15/33	12,216
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	201,226	5.12	2/25/35	202,542
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	501,387
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65% [1]	257,774	2.74	2/25/32	256,390
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Mo. Libor + 0.60% [1]	700,000	2.67	12/15/26	707,191
Fairway Outdoor Funding, LLC, Series 2012-1A, Class A2 [4]	503,133	4.21	10/15/42	504,944
First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	302,077	7.63	4/20/29	304,900
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	217,131	3.07	11/25/33	214,559
Hertz Vehicle Financing II LP, Series 2018-1A, Class A [4]	750,000	3.29	2/25/24	733,460
Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M, 1 Mo. Libor + 2.00% [1]	69,050	4.09	11/25/32	69,099
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	713,668	2.95	6/25/34	710,261
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	430,801	2.75	1/25/61	422,103
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	6,944	5.11	11/25/33	7,089
New Residential Mortgage Loan Trust, Series 2017-6A, Class A1 1, [4]	256,634	4.00	8/27/57	258,936
New Residential Mortgage Trust, 2018-1A, Class A1A [1], [4]	509,469	4.00	12/25/57	512,707
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	3.11	9/25/34	45,199
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.82	6/10/21	995,686
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	937,279
OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	780,000	2.45	12/10/21	770,873
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% [1], [4]	1,000,000	2.54	4/12/21	1,001,146
OSCAR US Funding Trust, Series 2014-1A, Class A4 [4]	142,220	2.55	12/15/21	141,897
RAAC Trust, Series 2006-RP2, Class A, 1 Mo. Libor + 0.25% 1, [4]	29,975	2.34	2/25/37	29,957
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6	29	4.55	12/25/34	29
World Omni Auto Receivables Trust, Series 2018-A, Class B	500,000	2.89	4/15/25	494,348

				11,811,920

Total Asset-Backed Securities (cost: $13,514,804)				13,432,329

Collateralized Mortgage Obligations - 29.9%

Agency - 22.1%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	99,131	4.22	3/25/20	101,116
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2 [1]	420,000	4.19	12/25/20	431,502
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2	500,000	2.87	12/25/21	496,465

See accompanying notes to schedule of investments.
JUNE 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2	400,000	2.37	5/25/22	390,578
FHLMC Multifamily Structured Pass Through Certificates, Series K026, Class A2	1,345,000	2.51	11/25/22	1,315,852
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	2,000,000	3.13	6/25/21	2,005,217
FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2	293,000	2.95	7/25/24	289,449
FHLMC Multifamily Structured Pass Through Certificates, Series K728, Class A2 [1]	2,000,000	3.06	8/25/24	1,988,208
FHLMC Multifamily Structured Pass Through Certificates, Series K729, Class A2	1,500,000	3.14	10/25/24	1,495,193
FHLMC REMICS, Series 2528, Class KM	53,500	5.50	11/15/22	55,950
FHLMC REMICS, Series 3104, Class BY	170,859	5.50	1/15/26	181,457
FHLMC REMICS, Series 3614, Class QA	222,425	4.00	5/15/24	223,387
FHLMC REMICS, Series 3795, Class CA	57,839	4.50	5/15/39	57,867
FHLMC REMICS, Series 3806, Class JA	443,504	3.50	2/15/26	446,860
FHLMC REMICS, Series 3817, Class GA	8,281	3.50	6/15/24	8,275
FNMA ACES, Series 2009-M1, Class A2	313,474	4.29	7/25/19	315,019
FNMA ACES, Series 2013-M14, Class A2 [1]	340,000	3.33	10/25/23	343,129
FNMA ACES, Series 2013-M9, Class A2 [1]	1,239,771	2.39	1/25/23	1,207,404
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	658,970	3.57	8/25/43	671,046
FNMA REMICS, Series 2003-52, Class NA	69,020	4.00	6/25/23	70,099
FNMA REMICS, Series 2005-19, Class PA	65,726	5.50	7/25/34	67,151
FNMA REMICS, Series 2005-68, Class PC	14,722	5.50	7/25/35	15,022
FNMA REMICS, Series 2008-65, Class CD	46,004	4.50	8/25/23	46,452
FNMA REMICS, Series 2009-13, Class NX	203,673	4.50	3/25/24	205,886
FNMA REMICS, Series 2009-71, Class MB	62,921	4.50	9/25/24	64,953
FNMA REMICS, Series 2009-88, Class DA	15,441	4.50	10/25/20	15,532
FNMA REMICS, Series 2011-16, Class GE	6,133	2.75	3/25/26	6,121
FNMA REMICS, Series 2011-42, Class BJ	4,368	3.00	8/25/25	4,362
FNMA REMICS, Series 2011-46, Class A	16,327	3.00	5/25/24	16,328
FNMA REMICS, Series 2012-19, Class GH	43,503	3.00	11/25/30	43,637
FNMA REMICS, Series 2013-74, Class AD	253,862	2.00	7/25/23	249,867
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32% [1]	1,000,000	2.40	2/25/20	1,002,303
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 2.96% [1]	997,208	2.96	11/25/37	991,077
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 2.89% [1]	897,302	2.89	12/25/37	889,052
GNMA, Series 2011-29, Class JA	38,070	4.50	4/20/40	38,253
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	236,873	2.47	10/7/20	237,670
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	1,074,950	2.58	12/8/20	1,080,807
Vendee Mortgage Trust, Series 1993-1, Class ZB	101,943	7.25	2/15/23	109,807

				17,178,353

Non-Agency - 7.8%
COLT Mortgage Loan Trust, Series 2017-1, Class A1 1, [4]	240,256	2.61	5/27/47	239,373
COLT Mortgage Loan Trust, Series 2017-2, Class A2A [1], [4]	318,895	2.57	10/25/47	316,776
COMM Mortgage Trust, Series 2014-CR21, Class A1	214,414	1.49	12/10/47	212,971
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	1,384	4.75	10/25/18	1,383
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	5,129	4.75	10/25/18	5,123
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	49,643	2.59	6/25/35	47,401
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	279,135	3.91	11/21/34	286,995
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	76,831	6.25	6/25/33	79,848
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	122,659	5.50	7/25/33	128,094
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	130,992	5.50	12/25/33	135,070
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	49,000	5.35	11/25/35	50,885
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 [1], [4]	715,034	4.00	3/25/57	718,937
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1], [4]	781,288	4.00	4/25/57	788,842
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	388,318	3.59	6/25/57	398,716
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	86,354	6.00	2/25/34	91,083

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

RAAC Trust, Series 2004-SP3, Class AI5 [1]	1,635	4.89	12/25/32	1,655
Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	51,689	3.47	1/25/42	51,056
Sequoia Mortgage Trust, Series 2012-1, Class B1 [1]	489,929	4.27	1/25/42	492,712
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	693,075	4.23	4/25/42	702,884
Sequoia Mortgage Trust, Series 2017-4, Class A4 [1], [4]	413,724	3.50	7/25/47	411,558
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	723,200	3.50	3/25/48	716,440
Structured Asset Securities, Corp. Mtg Loan Trust, Series 2005-GEL3, Class M3, 1 Mo. Libor + 1.20% [1]	749	3.29	6/25/35	749
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	110,261	4.42	6/25/33	111,762
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	82,558	2.15	2/27/34	81,516
WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	11,187	5.50	8/25/19	11,225

				6,083,054

Total Collateralized Mortgage Obligations (cost: $23,544,097)				23,261,407

Corporate Bonds - 17.7%
Agilent Technologies, Inc.	500,000	3.88	7/15/23	498,346
Anheuser-Busch InBev Finance, Inc.	750,000	3.70	2/1/24	748,971
Bank of America Corp., 3 Mo. Libor + 0.79% [1]	750,000	3.11	3/5/24	747,395
Capital One Bank USA NA (Subordinated)	250,000	3.38	2/15/23	243,516
Citigroup, Inc., 3 Mo. Libor + 1.02% [1]	750,000	3.35	6/1/24	750,685
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	332,244	5.13	11/30/22	342,951
Equinor ASA	800,000	2.45	1/17/23	771,470
Goldman Sachs Group, Inc., 3 Mo. Libor + 1.00% [1]	150,000	3.36	7/24/23	150,548
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	775,895	3.90	1/15/26	761,463
HSBC Holdings, PLC, 3 Mo. Libor + 1.00% [1]	700,000	3.33	5/18/24	697,900
John Hancock Life Insurance Co. (Subordinated) [4]	600,000	7.38	2/15/24	700,853
JPMorgan Chase & Co., 3 Mo. Libor + 0.73% [1]	783,000	3.09	4/23/24	778,949
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64% [1]	800,000	2.94	12/1/21	796,081
Massachusetts Mutual Life Insurance Co. (Subordinated) [4]	700,000	7.50	3/1/24	806,793
Mosaic Co.	300,000	4.25	11/15/23	301,768
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% [1,4]	625,000	4.63	12/15/24	624,989
Prudential Financial, Inc., CPI YOY + 2.75% [1]	800,000	5.11	8/10/18	800,000
Rockwell Collins, Inc.	350,000	3.20	3/15/24	337,182
United Airlines 2013-1 Class A Pass Through Trust	765,350	4.30	2/15/27	779,968
United Community Bank (Subordinated), 3 Mo. Libor + 2.12% [1]	500,000	4.50	1/30/28	499,524
US Airways 2013-1 Class A Pass Through Trust	743,675	3.95	11/15/25	737,577
Wells Fargo & Co. (Subordinated)	800,000	6.65	10/15/23	880,313

Total Corporate Bonds (cost: $13,934,126)				13,757,242

Mortgage Pass-Through Securities - 17.9%

Federal Home Loan Mortgage Corporation - 1.3%
Freddie Mac	186,751	3.00	9/1/27	186,818
Freddie Mac	40,877	3.50	7/1/26	41,386
Freddie Mac	253,732	4.00	7/1/26	260,655
Freddie Mac	272,390	4.00	1/1/27	280,752
Freddie Mac	6,142	4.50	5/1/19	6,194
Freddie Mac	14,064	4.50	6/1/19	14,196
Freddie Mac	9,072	4.50	6/1/19	9,143
Freddie Mac	59,018	4.50	12/1/21	59,530
Freddie Mac	21,389	4.50	7/1/26	21,658

See accompanying notes to schedule of investments.
JUNE 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	14,928	5.00	7/1/19	15,191
Freddie Mac	18,805	5.00	10/1/25	19,854
Freddie Mac	4,231	5.50	10/1/19	4,257
Freddie Mac	41,975	5.50	5/1/20	42,415
Freddie Mac	10,050	5.50	7/1/20	10,150
Freddie Mac	9,328	5.50	12/1/20	9,394
Freddie Mac	39,933	5.50	3/1/21	40,699
Freddie Mac	25,372	5.50	3/1/21	25,950

				1,048,242

Federal National Mortgage Association - 11.8%
Fannie Mae	560,121	2.50	6/1/23	555,684
Fannie Mae	986,014	2.61	2/1/23	968,803
Fannie Mae	902,660	2.70	4/1/23	885,121
Fannie Mae	705,117	2.72	12/1/22	692,829
Fannie Mae	992,143	2.77	11/1/23	973,840
Fannie Mae	300,364	3.00	8/1/28	300,409
Fannie Mae	1,000,000	3.15	9/1/18	999,263
Fannie Mae	765,515	3.50	1/1/26	775,162
Fannie Mae	275,396	3.93	5/1/24	283,466
Fannie Mae	27,114	4.00	9/1/24	27,829
Fannie Mae	170,528	4.00	6/1/25	175,080
Fannie Mae	24,977	4.00	10/1/31	25,843
Fannie Mae	779,751	4.44	6/1/21	799,984
Fannie Mae	160,876	4.50	4/1/25	166,211
Fannie Mae	371,967	4.73	2/1/20	377,472
Fannie Mae	13,284	5.00	8/1/19	13,510
Fannie Mae	55,911	5.00	9/1/20	57,212
Fannie Mae	1,073,874	5.44	1/1/19	1,074,351
Fannie Mae	4,067	5.50	4/1/19	4,073
Fannie Mae	15,061	5.50	1/1/21	15,298
Fannie Mae	10,274	5.50	10/1/21	10,432
Fannie Mae	2,264	6.50	2/1/19	2,496

				9,184,368

Government National Mortgage Association - 0.3%
Ginnie Mae, US Treasury + 1.50% [1]	57,588	2.63	4/20/33	59,781
Ginnie Mae, US Treasury + 1.50% [1]	13,335	2.63	4/20/42	13,692
Ginnie Mae	56,809	5.00	12/20/23	59,417
Ginnie Mae	34,636	5.00	9/15/24	36,277
Ginnie Mae	62,587	5.00	6/20/26	67,207

				236,374

Other Federal Agency Securities - 4.5%
Small Business Administration Pools, PRIME - 2.50% [1]	685,247	2.25	5/25/43	687,177
Small Business Administration Pools, PRIME + 0.79% [1]	1,879,820	5.54	2/25/28	2,059,450
Small Business Administration Pools, PRIME + 0.79% [1]	675,069	5.54	3/25/30	745,477

				3,492,104

Total Mortgage Pass-Through Securities (cost: $14,149,994)				13,961,088

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Taxable Municipal Bonds - 7.0%
Atlanta Downtown Development Authority [17]	635,000	6.88	2/1/21	673,875
Berks County Industrial Development Authority	395,000	3.20	5/15/21	394,625
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,006,110
Colorado Housing & Finance Authority	15,000	4.00	11/1/31	15,198
Massachusetts Educational Financing Authority	550,000	4.00	1/1/32	560,620
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	760,718
Multistate Liquidating Trust No. 1 4, [17]	100,000	1.39	12/15/18	99,318
New Hampshire Housing Finance Authority	600,000	4.22	7/1/29	603,480
New Hampshire Housing Finance Authority	255,000	4.00	7/1/35	257,361
New Hampshire Housing Finance Authority	20,000	4.00	1/1/37	20,199
Rhode Island Housing & Mortgage Finance Corp.	85,000	4.00	10/1/39	85,795
South Dakota Housing Development Authority	340,000	3.50	11/1/41	338,749
Tennessee Housing Development Agency	140,000	3.50	7/1/31	140,063
Texas Department of Housing & Community Affairs [17]	240,000	4.80	7/1/19	241,514
Town of Mammoth Lakes CA	225,000	2.75	10/1/22	219,724

Total Taxable Municipal Bonds (cost: $5,473,827)				5,417,349

U.S. Treasury / Federal Agency Securities - 8.0%
Federal Agency Issues - 0.9%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.70	3/9/23	252,977
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	450,000	2.74	9/15/21	447,750

				700,727

U.S. Treasury - 7.1%
U.S. Treasury Bill [6]	4,500,000	1.67	7/12/18	4,497,533
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.17% [1]	1,000,000	2.12	7/31/18	1,000,154

				5,497,687

Total U.S. Treasury / Federal Agency Securities (cost: $6,196,426)				6,198,414

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.77%	838,089			838,089

(cost: $838,089)

Total Investments in Securities - 98.9% (cost: $77,651,363)				76,865,918

Other Assets and Liabilities, net - 1.1%				829,442

Total Net Assets - 100.0%				$77,695,360

[1]	Variable rate security. Rate disclosed is as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2018 was $13,929,616 and represented 17.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2018.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
JUNE 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 5-Year	185	September 2018	(21,019,180)	(154,343)
U.S. Treasury 2-Year	63	September 2018	(13,345,172)	(26,422)

				(180,765)

[10]	The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2018.

A summary of the levels for the Fund’s investments as of June 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	13,432,329	—	13,432,329
Collateralized Mortgage Obligations	—	23,261,407	—	23,261,407
Corporate Bonds	—	13,757,242	—	13,757,242
Mortgage Pass-Through Securities	—	13,961,088	—	13,961,088
Taxable Municipal Bonds	—	5,417,349	—	5,417,349
U.S. Treasury / Federal Agency Securities	—	6,198,414	—	6,198,414
Short-Term Securities	838,089	—	—	838,089
	838,089	76,027,829	—	76,865,918
Liabilities
Futures	(180,765)	—	—	(180,765)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.8%
Alabama - 0.3%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	540,790

Alaska - 1.3%
AK Hsg. Finance Corp. Mtg. Rev.	750,000	4.13	12/1/37	762,225
AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.25	12/1/40	652,090
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	506,950
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	519,890
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	16,875
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	269,650

				2,727,680

Arizona - 1.8%
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	493,755
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	310,419
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	304,284
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	311,406
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	253,688
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	406,896
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	281,638
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	368,161
Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	160,000	6.38	12/1/18	160,763
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	415,000	9.75	5/1/25	465,954
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	504,190

				3,861,154

Arkansas - 0.2%
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	493,850

California - 6.9%
CA Infrastructure & Econ. Dev. Rev. (Dept. of Social Services) (AMBAC G.O. of Authority Insured) [9]	500,000	5.00	12/1/18	510,435
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	622,720
CA State G.O.	500,000	4.00	12/1/40	515,975
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	440,936
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	991,310
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	557,360
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	524,940
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,125,025
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	324,935
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,016,103
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	309,220
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	567,935
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	766,062
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	707,482
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	5.00	8/1/30	295,199
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	5.00	8/1/30	84,252
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.11	6/1/39	458,735
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	445,740
San Jose G.O. Capital Appreciation (Libraries Parks and Public Safety Proj.) (NATL Insured)	500,000	5.00	9/1/32	501,270
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	561,075
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	561,064
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	502,224
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	530,880

See accompanying notes to schedule of investments.
JUNE 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,158,210
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	520,835

				14,599,922

Colorado - 2.3%
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	259,443
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	804,824
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	524,805
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	505,785
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	506,135
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	499,680
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	254,792
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	504,890
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	498,745
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	497,750

				4,856,849

Connecticut - 0.6%
CT Hsg. Finance Auth. Rev.	500,000	3.75	11/15/35	505,270
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	568,056
CT Hsg. Finance Auth. Rev.	250,000	3.75	11/15/40	253,148

				1,326,474

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	606,096
District of Columbia Rev. (Ingleside Rock Creek Proj.)	250,000	5.00	7/1/37	262,368

				868,464

Florida - 10.2%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	446,769
Arborwood Community Dev. District Special Assessment (AGM Insured)	750,000	3.50	5/1/32	733,058
Babcock Ranch Community Independent District Special Assessment	250,000	5.00	11/1/31	254,743
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	480,000	5.25	9/1/30	497,314
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	207,758
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	251,693
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	253,303
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	495,380
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	574,013
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	262,178
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	251,828
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	266,623
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	272,708
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	750,000	8.13	5/15/44	826,590
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	457,056
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	582,967
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,15]	100,000	5.75	N/A	70,000
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	125,000	5.00	7/1/26	129,615
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	160,000	5.00	7/1/39	163,206
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.80	7/1/47	497,385
Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	400,000	6.00	6/15/34	421,596
Gramercy Farms Community Dev. District Special Assessment [6]	517,637	3.00	5/1/39	248,466
Heritage Harbour North Community Dev. District Special Assessment	235,000	5.00	5/1/34	253,215
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	345,000	4.25	5/1/25	349,430
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	250,000	6.70	5/1/33	272,252

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	300,000	7.40	5/1/30	335,601
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	318,468
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	416,800
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	334,378
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	315,000	5.38	12/1/32	321,394
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	300,000	5.75	12/1/52	307,875
Lexington Oaks Community Dev. District Special Assessment Rev.	245,000	5.65	5/1/33	254,085
Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	389,456
Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	113,504
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	500,150
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	52,500
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	254,030
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	561,665
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	528,385
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	264,378
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	595,738
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	545,335
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	272,728
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	795,000	3.55	9/1/30	814,454
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	585,000	3.95	3/1/40	593,289
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.75	9/1/47	493,238
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.00	9/1/48	522,789
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	282,372
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	558,195
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	500,000	5.00	5/1/33	513,320
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	261,470
Silverleaf Community Dev. District Special Assessment	40,000	6.75	5/1/44	42,529
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	147,341
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	72,080
Tolomato Community Dev. District Special Assessment [6]	85,000	7.00	5/1/40	81,201
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	36,088
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	491,915
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	299,973
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	8,833
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	225,000	6.60	5/1/39	225,349
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	258,644
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	378,000

				21,486,699

Georgia - 4.4%
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.00	1/1/23	248,160
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.50	1/1/29	241,355
Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	200,000	5.00	8/1/30	200,556
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,291,891
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,017,210
GA Housing & Finance Authority Rev.	500,000	3.85	12/1/38	504,125
GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	513,650
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	654,310
GA Housing & Finance Authority Rev.	485,000	3.80	12/1/40	490,776
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	609,876
GA Housing & Finance Authority Rev.	1,000,000	3.55	12/1/42	993,510

See accompanying notes to schedule of investments.
JUNE 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

GA Housing & Finance Authority Rev.	500,000	3.65	12/1/42	497,585
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	603,564
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	520,545
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	568,100
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	383,670

				9,338,883

Idaho - 0.9%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	527,250
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	276,405
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	566,655
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	465,000	5.75	12/1/32	504,637

				1,874,947

Illinois - 7.2%
Bellwood G.O.	500,000	5.88	12/1/27	565,140
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	525,450
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	604,750
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	526,700
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	550,285
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,100,670
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	269,280
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	258,328
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	496,740
IL Fin. Auth. Rev. (Admiral Lake Proj.)	300,000	5.13	5/15/38	300,087
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	526,880
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	540,335
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	536,565
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	300,000	5.00	2/1/24	310,758
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	722,520
IL G.O.	250,000	5.50	7/1/33	263,585
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	518,750
IL Housing Dev. Auth. Rev. (Evergreen Towers)	350,000	4.95	7/1/34	372,082
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	453,136
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	400,000	4.00	10/1/48	421,976
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,091,560
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	283,540
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	273,415
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	367,930
Macon County School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	267,088
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,022,106
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.) [6]	500,000	5.00	12/15/37	276,365
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	262,675
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	440,000	7.00	10/1/22	255,200
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	246,712
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	253,322

				15,078,650

Indiana - 2.2%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	600,000	6.00	11/15/22	623,232
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	312,444
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	249,105

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	874,820
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	483,459
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	389,008
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	480,815
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	285,561
Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	493,755
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	383,026

				4,575,225

Iowa - 0.5%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	708,578
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	260,900

				969,478

Kansas - 0.4%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	316,029
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	500,840

				816,869

Kentucky - 0.2%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	461,388

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	25,311	5.00	11/1/40	25,322
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	85,000	6.00	12/1/28	85,258
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	180,000	4.60	6/1/29	186,440
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	535,435
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	556,825
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	309,450
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	250,000	6.50	5/1/31	264,958
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	332,214
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	620,000	2.27	2/15/36	586,570
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	320,358

				3,202,830

Maine - 1.2%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	614,556
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	513,235
ME Hsg. Auth. Rev.	205,000	4.50	11/15/37	212,974
ME Hsg. Auth. Rev.	500,000	3.75	11/15/38	495,760
ME Hsg. Auth. Rev.	250,000	3.55	11/15/40	245,818
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	505,705

				2,588,048

Maryland - 0.5%
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	355,887
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	359,086
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	408,402

				1,123,375

Massachusetts - 2.3%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,022
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	500,715
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	320,820

See accompanying notes to schedule of investments.
JUNE 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MA Education Finance Auth. Education Rev.	180,000	5.15	1/1/26	184,658
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	262,460
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	505,455
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	899,955
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	523,185
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	272,500
Northbridge Muncipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	500,560
Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,400

				4,811,730

Michigan - 2.4%
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	259,885
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	257,650
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	513,000
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	502,570
MI Hsg. Dev. Auth. Rev.	705,000	3.95	12/1/40	717,641
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	296,685
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	753,420
MI Hsg. Dev. Auth. Rev.	330,000	3.70	12/1/45	326,624
Muskegon Heights Water Supply Rev. (NATL Insured)	510,000	4.15	11/1/23	512,907
Muskegon Heights Water Supply Rev. (NATL Insured)	425,000	4.20	11/1/24	427,350
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	271,112
Universal Academy Michigan Public School Rev.	185,000	6.50	12/1/23	189,551

				5,028,395

Minnesota - 0.4%
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	110,000	4.40	7/1/32	113,048
MN Hsg. Fin. Agy. Residential Hsg. Rev.	165,000	5.10	1/1/40	167,298
MN Rev. (Senior Living LLC Proj.)	500,000	5.00	1/1/47	514,185

				794,531

Mississippi - 0.2%
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	4.00	12/1/43	509,531

Missouri - 0.4%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	300,000	5.45	9/1/23	309,972
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	483,460

				793,432

Montana - 0.5%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	266,095
MT Board of Housing Single Family Rev.	205,000	4.00	12/1/38	212,148
MT Board of Housing Single Family Rev. (FHA Insured)	280,000	3.75	12/1/38	285,589
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	95,000	4.70	12/1/26	98,398
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	264,217	5.08	4/1/21	265,892

				1,128,122

Nebraska - 0.4%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	447,792
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	38,130
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	3.75	9/1/35	352,306

				838,228

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nevada - 0.6%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	4.00	12/1/27	390,476
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	5.00	12/1/37	402,204
Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	3.85	10/1/39	466,311
NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	35,000	5.10	10/1/40	35,170

				1,294,161

New Hampshire - 0.6%
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	440,080
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	731,242

				1,171,322

New Jersey - 3.1%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	268,205
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	536,980
NJ Higher Education Assistance Auth. Student Loan Rev.	10,000	5.00	12/1/28	10,471
NJ Hsg. & Mtg. Finance Agy. Rev.	280,000	5.05	10/1/39	282,344
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	559,064
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	350,000	4.50	10/1/30	363,136
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	3.75	10/1/35	1,004,620
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	700,000	4.50	10/1/48	749,819
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	500,000	5.00	6/15/24	501,120
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	575,000	5.00	6/15/29	576,271
NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	1,000,000	5.00	6/15/30	1,002,200
NJ Transportation Trust Fund Auth. Rev. (Transportation System)	400,000	5.88	12/15/38	406,320
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	322,305

				6,582,855

New Mexico - 1.8%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	355,000	3.90	9/1/42	358,852
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	195,000	4.80	9/1/29	197,248
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	195,000	5.35	9/1/30	197,282
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	5.25	9/1/34	459,486
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	3.70	9/1/42	484,981
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	4.13	9/1/42	367,902
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.85	7/1/43	750,555
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.85	7/1/43	502,270
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.80	9/1/46	442,820

				3,761,396

New York - 3.8%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	361,848
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	261,172
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	306,285
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	301,365
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	636,207
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	505,135
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	834,930
NY Mortgage Agency Rev.	500,000	3.70	10/1/38	503,890
NY Mortgage Agency Rev.	500,000	3.75	10/1/38	504,250
NY Mortgage Agency Rev.	500,000	3.80	10/1/40	503,575
NY Mortgage Agency Rev.	200,000	3.75	10/1/42	200,616
NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	511,955
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	337,572

See accompanying notes to schedule of investments.
JUNE 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	596,065
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	415,840
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	506,805
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	511,825
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	258,798

				8,058,133

North Carolina - 1.4%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	661,323
NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	304,548
NC Housing Finance Agency Rev.	95,000	3.60	7/1/41	95,512
NC Housing Finance Agency Rev.	1,230,000	4.00	7/1/47	1,293,677
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	1/1/48	504,520

				2,859,580

North Dakota - 0.3%
ND Housing Finance Agency Rev.	500,000	4.00	7/1/48	527,060

Ohio - 1.3%
Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	636,800	5.70	3/20/42	644,709
Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	418,712
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	267,592
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	526,590
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	465,000	4.05	3/1/37	484,344
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	3.35	9/1/39	462,969

				2,804,916

Oklahoma - 0.3%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	525,000	8.50	8/25/26	610,827

Oregon - 2.3%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	503,065
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	352,688
Deschutes Co. G.O. (AGC Insured)	635,000	4.45	6/1/28	636,149
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	268,875
Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,425
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	290,000	3.75	7/1/35	292,999
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	410,000	4.00	7/1/38	416,068
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	485,000	3.75	7/1/48	470,532
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,026,990
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	260,352

				4,728,143

Pennsylvania - 3.7%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	160,000	5.90	8/15/26	167,581
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.25	10/1/34	429,255
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	278,183
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	356,307
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	400,880
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	275,460
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	291,236
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	510,040
PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	534,272
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	512,180
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	511,240

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	826,716
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	254,920
PA Hsg. Finance Agy. Rev.	245,000	4.00	10/1/46	256,856
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	539,785
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	4.00	12/1/38	1,362,912
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	256,260

				7,764,083

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	252,818

South Carolina - 0.5%
SC Education Assistance Auth. Student Loan Rev.	230,000	5.10	10/1/29	236,102
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	266,970
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	553,185

				1,056,257

South Dakota - 0.3%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	560,740

Tennessee - 2.7%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	505,900
Memphis-Shelby Co. Industrial Dev. Board Tax Allocation Ref. (Graceland Proj.)	250,000	4.75	7/1/27	264,048
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,850,000	5.35	1/1/19	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.) [4]	350,000	5.00	9/1/37	327,831
TN Hsg. Dev. Agency. Rev.	500,000	3.60	1/1/31	505,650
TN Hsg. Dev. Agency. Rev.	650,000	3.88	7/1/35	663,292
TN Hsg. Dev. Agency. Rev.	375,000	3.95	7/1/35	386,486
TN Hsg. Dev. Agency. Rev.	665,000	3.70	7/1/36	671,424
TN Hsg. Dev. Agency. Rev.	730,000	4.00	7/1/39	752,688
TN Hsg. Dev. Agency. Rev.	5,000	3.45	7/1/40	4,962
TN Hsg. Dev. Agency. Rev.	500,000	3.85	7/1/42	501,510
TN Hsg. Dev. Agency. Rev.	500,000	3.90	7/1/42	506,445
TN Hsg. Dev. Agency. Rev.	535,000	3.65	7/1/47	532,154

				5,646,719

Texas - 5.1%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	880,000	7.00	8/15/28	948,244
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	202,508
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	386,628
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,086,980
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	560,485
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	534,595
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	633,840
Harris-Fort Bend Counties Municipal Utilities Dist. No. 5 G.O. (AGC Insured)	300,000	4.88	4/1/25	300,708
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	435,416
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	250,485
New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	522,620
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	268,305
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	185,000	5.38	2/15/25	185,118
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	286,042
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	548,450

See accompanying notes to schedule of investments.
JUNE 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	550,000	5.00	5/15/37	576,560
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.)	500,000	5.63	11/15/27	485,280
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	548,960
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	254,902
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	557,205
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	338,247
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	451,265
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	464,850

				10,827,693

Utah - 0.9%
UT Charter School Finance Auth. Rev. (Academy Science Proj.) [4]	625,000	4.65	7/15/33	619,656
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	250,000	6.00	4/15/45	258,898
UT Hsg. Corp. Single Family Mtg. Rev.	65,000	5.75	1/1/33	66,719
UT Hsg. Corp. Single Family Mtg. Rev.	115,000	4.60	7/1/34	117,506
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	405,000	4.00	1/1/36	412,027
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	452,024

				1,926,830

Vermont - 0.2%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	500,700

Virginia - 1.5%
VA Hsg. Dev. Auth. Rev.	250,000	3.55	5/1/41	249,215
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,014,320
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	533,306
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	190,000	4.75	10/1/38	198,444
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	415,204
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.00	12/1/39	512,095
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	257,935

				3,180,519

Washington - 2.6%
Kalispel Tribe of Indians Rev.	300,000	5.25	1/1/38	307,209
King County Hsg. Auth. Rev.	500,000	3.75	5/1/36	496,765
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	551,315
Seattle Hsg. Auth. Rev.	500,000	3.85	12/1/47	500,770
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	504,010
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	262,422
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	778,515
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	550,840
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	312,843
WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	423,204
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	65,000	4.60	10/1/33	66,009
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	245,000	3.80	12/1/45	247,582
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.00	12/1/47	513,721

				5,515,205

West Virginia - 0.7%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	256,370
WV Hsg. Dev. Fund Rev.	370,000	3.80	11/1/35	377,000
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	513,860
WV Hsg. Dev. Fund Rev.	225,000	4.10	11/1/45	231,435

				1,378,665

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wisconsin - 4.7%
Brookfield City G.O.	25,000	3.85	12/1/24	25,192
Brookfield City G.O.	425,000	3.90	12/1/25	428,332
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	525,150
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,073,070
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	559,595
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	314,076
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	569,380
WI Health & Educational Facs. Auth. Rev. (Marshfield Clinic Health System)	850,000	5.00	2/15/47	926,934
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	254,120
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	564,738
WI Housing & Economic Dev. Auth. Rev.	500,000	4.15	5/1/55	501,725
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	761,092
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	500,000	8.25	6/1/46	574,960
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	508
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	500
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	496
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	492
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	484
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	529
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	451,406	3.75	7/1/51	448,228
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	525
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	517
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	513
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	506
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	498
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4]	20,756	5.50	7/1/56	20,657
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	494
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	15
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	486
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	482
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	478
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	471
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	467
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	459
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	12

See accompanying notes to schedule of investments.
JUNE 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	456
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	452
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	444
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	7.00	1/1/67	157
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	5,782
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	854,046
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	450,000	5.00	11/15/24	484,744
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	250,000	5.00	4/1/25	265,972
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	536,840
WI State Rev.	225,000	6.00	5/1/27	233,122

				9,938,430

Wyoming - 0.7%
WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	515,913
WY Community Dev. Auth. Rev.	50,000	4.25	12/1/37	50,250
WY Community Dev. Auth. Rev.	500,000	3.90	12/1/38	508,660
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	288,309

				1,363,132

Total Municipal Bonds (cost: $195,259,607)				187,005,728

Investment Companies - 3.9%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383	668,059
BlackRock MuniHoldings Florida Insured Fund (MFL)	47,500	614,175
BlackRock MuniHoldings Fund II, Inc. (MUH)	25,000	345,750
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	20,000	244,600
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	21,438	265,401
BlackRock MuniYield Insured Fund (MYI)	71,171	896,755
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538	282,363
DWS Municipal, Income Trust (KTF)	48,736	537,071
Invesco Municipal Opportunity Trust (VMO)	38,400	450,816
Invesco Municipal Trust (VKQ)	25,000	295,500
Invesco Quality Municipal Income Trust (IQI)	25,000	298,000
Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200	428,532
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	25,000	309,250
Managed Duration Investment Grade Municipal Fund (MZF)	36,123	518,004
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	117,572	1,529,612
Nuveen Quality Municipal Income Fund (NAD)	21,173	281,601
Putnam Municipal Opportunities Trust (PMO)	15,000	175,200

Total Investment Companies (cost: $8,458,692)		8,140,689

Total Investments in Securities - 92.7% (cost: $203,718,299)		195,146,417
Other Assets and Liabilities, net - 7.3%		15,410,633

Total Net Assets - 100.0%		$210,557,050

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2018 was $1,679,899 and represented 0.8% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2018 was $16,850,958 and represented 8.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2018 was $1,194,557 and represented 0.6% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2018 was $2,512,610 and represented 1.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)

Short Futures: [10]
U.S. Treasury 10-Year	244	September 2018	(29,325,750)	(227,423)
U.S. Treasury 5-Year	85	September 2018	(9,657,461)	(36,793)
U.S. Treasury 2-Year	31	September 2018	(6,566,672)	(3,487)
U.S. Treasury Long Bond	20	September 2018	(2,900,000)	(57,098)

				(324,801)

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2018.

A summary of the levels for the Fund’s investments as of June 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	187,005,728	—	187,005,728
Investment Companies	8,140,689	—	—	8,140,689
	8,140,689	187,005,728	—	195,146,417
Liabilities
Futures	(324,801)	—	—	(324,801)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.5%
Education/Student Loan - 13.0%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	960,100
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,171,050
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	961,880
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	491,655
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	903,375
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,079,881
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,492,140
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	618,485
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	290,971
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	301,558
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	607,643
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	516,230
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	617,900
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	631,896
Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	1,445,000	5.00	11/1/21	1,480,937
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	602,150
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	795,615
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	643,669
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,018,460
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,769,885
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	472,549
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	792,075
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,042,540
Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	479,035
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	719,085
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,150,512
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	1,000,000	4.00	7/1/26	1,006,810
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	775,000	6.25	3/1/21	684,434
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	979,450
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	972,120
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,316,508
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,086,110
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	400,000	4.00	3/1/36	407,376
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,007,850
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,150,000	5.00	3/1/37	1,269,060
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,292,950
MN Higher Education Fac. Auth. Rev. (Macalester College)	360,000	3.00	5/1/32	359,183
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	534,000
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	529,880
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	528,765
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	1,500,000	5.00	12/1/31	1,720,530
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,402,506
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,883,448
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	418,884
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	521,990
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,273,260
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	844,658
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,384,325
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	562,892	4.98	4/25/27	562,943
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	402,398
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,934,600

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,695,860
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	480,910
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	990,240
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	350,000	3.00	4/1/21	217,077
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,113,904
St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,050,690
St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	590,832
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	757,302
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,057,760
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	724,810
St. Paul Hsg. & Redev. Auth. (German Immersion School)	535,000	4.00	7/1/23	545,930
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	877,392
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	506,830
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,338,961
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,567,455
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	723,960
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,150,000	4.63	3/1/43	1,087,636
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,610,000	4.00	7/1/25	1,645,500
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	983,383
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	303,776
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	512,305
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	505,000	5.70	9/1/21	532,447
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,138,740
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,608,438
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	377,738
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	237,355

				73,602,545

Escrowed To Maturity/Prerefunded - 3.2%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	318,470
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,628,729
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,079,190
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,490,738
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,460,070
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	844,770
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,126,360
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	501,020
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,711,271
St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,077,060
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,070,430
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,076,180
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,076,180
West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	555,025

				18,015,493

General Obligation - 7.1%
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,132,000
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,129,040
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,166,450
Deer River	500,000	4.00	2/1/48	511,150
Fridley Independent School District No. 14	400,000	4.00	2/1/30	424,696
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,348,711
Perham Independent School District No. 549	500,000	4.00	2/1/29	535,315

See accompanying notes to schedule of investments.
JUNE 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,293,100
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,115,457
Roseville Independent School District No. 623	930,000	4.00	2/1/35	978,983
Roseville Independent School District No. 623	795,000	4.00	2/1/36	835,052
Roseville Independent School District No. 623	4,100,000	4.00	2/1/37	4,303,401
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,294,800
St. Cloud Independent School District No. 742	400,000	4.00	2/1/30	429,892
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,049,310
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	568,584
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	774,375
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	534,705
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,127,992
Watkins G.O.	735,000	4.00	1/1/38	745,768

				40,298,781

Hospital/Health Care - 15.7%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,207,719
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,514,415
Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,480,000	5.00	5/1/30	3,508,153
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,170,580
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	513,330
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	280,143
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	549,960
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,019,660
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	250,000	3.30	5/1/25	245,190
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	977,080
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	1,977,640
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,052,058
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,095,000	4.75	6/15/22	1,111,272
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,743,408
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,206,980
Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	1,000,000	5.15	8/1/35	1,000,760
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,150,343
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,371,249
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	513,365
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,950,046
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,549,315
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	368,329
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,296,407
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,928,176
Minneapolis Pooled Rev. (Care Choice Member Proj.)	20,000	5.75	4/1/19	19,973
Minneapolis Rev. Ref. (Walker Campus)	1,705,000	4.50	11/15/20	1,749,978
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	560,048
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,583,370
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,062,710
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,250,000	5.00	11/15/33	9,024,438
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,607,910
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	825,125
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,472,229
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,610,975
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,172,775
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,267,730
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	780,922

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,126,120
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,126,530
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,443,728
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,261,460
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	522,359
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	751,260
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,160,836
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	502,030
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,981,246	5.63	10/1/33	1,982,792
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,024,320
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,450,000	4.75	8/1/29	1,486,642
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,049,310
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,071,148	6.00	9/1/25	749,803
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,029,950	6.50	9/1/34	720,965

				88,851,916

Industrial/Pollution Control - 0.5%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,017,770
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,035,160
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	946,880

				2,999,810

Insured - 0.6%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	533,565
Hibbing G.O. (AGM Insured)	485,000	4.10	2/1/28	485,863
Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	885,000	6.50	11/15/38	901,496
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,119
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,122
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	613,530
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,002,470

				3,702,165

Multifamily Mortgage - 19.9%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,038,900
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,084,640
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	498,510
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	499,985
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	513,290
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,021,270
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,531,245
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,085,110
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,860,000	6.75	1/1/27	1,867,570
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	1,002,530
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,125,250
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,461,930
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,298,438
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	685,000	6.00	1/1/27	699,563
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	819,728
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,561,035
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,037,401
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,031,210
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,035,560
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,514,775
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,585,365

See accompanying notes to schedule of investments.
JUNE 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	762,960
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	504,565
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,356,190
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	249,720
Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	1,095,000	6.50	5/1/29	1,099,095
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,631
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,069,688
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	386,554
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,538,670
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,014,710
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	507,280
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	263,673
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,613,376
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,858,208
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,072,660
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	285,155
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	267,495
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	347,757
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	347,117
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	267,270
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/33	1,132,900
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,263,400
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,130,500
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	284,239
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,013,620
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	253,425
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,537,710
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,023,740
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,640,430
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,080,160
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,032,400
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,036,230
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	886,340
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,076,516
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,380,716
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,043,530
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	809,510
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,816,825
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,109,840
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,370,000	4.00	9/1/20	1,397,934
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	911,242
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,229,988
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,313,292
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,742,356
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	265,252
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,129,020
St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	5,000,000	3.38	5/1/21	4,951,100
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,620,000	4.25	12/1/27	2,715,971
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,583,024
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,175,000	5.20	11/1/22	1,175,341
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	986,580
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,488,653
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,049,430

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,094,030
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,583,760
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	995,380
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	764,171
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,296,225
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,177,937
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,566,961

				112,861,757

Municipal Lease [9] - 5.5%
Anoka Co. Hsg. & Redev. Rev.	415,000	5.63	5/1/22	423,661
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	513,980
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	514,550
Anoka-Hennepin Independent School District No. 11 Lease Rev.	500,000	3.75	2/1/35	505,445
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	614,874
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,161,160
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	722,913
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	521,735
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,067,310
Duluth Independent School District No. 709	1,300,000	4.00	2/1/28	1,379,352
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,262,620
Duluth Independent School District No. 709	785,000	5.13	3/1/29	792,811
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,037,440
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	518,205
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,124,544
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,628,115
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,083,260
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,902,429
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	473,638
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	349,738
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	312,090
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	408,724
MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (State Appropriation)	2,000,000	5.00	8/1/31	2,173,820
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	335,550
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,123,000
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,056,260
Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,243,829
Plymouth Intermediate District No. 287	500,000	4.00	5/1/26	538,650
Plymouth Intermediate District No. 287	290,000	4.00	5/1/27	309,993
Plymouth Intermediate District No. 287	300,000	4.00	5/1/29	315,924
Plymouth Intermediate District No. 287	300,000	4.00	5/1/30	314,793
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	493,472
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	632,058
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	760,822
Waconia Independent School District No. 110	500,000	5.00	2/1/37	560,230
Winona School District 861 Lease Purchase	535,676	6.04	8/1/24	536,678
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,434,020

				31,147,693

See accompanying notes to schedule of investments.
JUNE 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Money Market - 0.9%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	2,300,000	1.51	9/1/26	2,300,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.51	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.51	6/1/32	500,000

				5,000,000

Other Revenue Bonds - 5.0%
Crystal Governmental Fac. Rev.	438,543	5.10	12/15/26	439,052
Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	80,000	5.25	6/1/19	81,100
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	174,393
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	131,401
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	261,738
Minneapolis Tax Increment Rev.	215,000	3.05	3/1/21	216,969
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	326,624
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	173,492
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	204,388
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	263,302
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,093,180
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,199,560
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	1,030,000	5.00	2/15/27	1,029,938
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,633,740
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	1,000,000	5.00	2/1/23	1,000,520
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	946,000	6.38	2/15/28	947,107
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	534,000	6.75	3/1/28	534,310
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	740,000	6.50	3/1/29	758,012
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	931,000	7.00	2/15/28	932,788
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	805,000	7.50	2/15/28	805,902
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	175,000	5.00	3/1/19	178,309
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	185,846
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	193,429
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	232,734
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	238,331
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,043,000
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	966,149
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,881,161
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,144,900
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	541,960
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,627,500

				28,440,835

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,315,938

Sales Tax Revenue - 1.5%
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	1,955,840
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,014,468
St. Paul Sales Tax Rev.	1,500,000	5.00	11/1/29	1,698,450
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,583,484

				8,252,242

See accompanying notes to schedule of investments.
26

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Single Family Mortgage - 18.2%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,060,000	4.45	12/1/32	1,094,344
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	405,000	4.63	12/1/30	415,303
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	620,000	4.88	12/1/33	640,169
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	68,578	5.13	12/1/40	68,638
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	11,270	5.15	12/1/38	11,274
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	66,589	5.30	12/1/39	66,726
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	387,638
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	4,866	5.00	12/1/38	4,873
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	83,978	5.25	12/1/40	84,313
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,405,000	4.40	7/1/32	3,499,353
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,978,548	3.30	3/1/48	4,951,315
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,994,167	3.30	5/1/48	3,972,439
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,895,000	4.45	7/1/31	2,994,183
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,620,000	4.70	1/1/31	1,679,875
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	1,115,000	3.20	1/1/33	1,085,899
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,385,000	3.30	7/1/29	2,405,797
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,870,000	5.10	1/1/40	2,909,979
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,645,000	3.63	7/1/25	1,665,727
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	2,135,000	3.90	7/1/30	2,181,906
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,115,000	3.10	7/1/31	2,079,383
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,940,000	3.10	7/1/35	5,770,472
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,065,000	3.15	1/1/37	1,991,796
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,440,000	3.20	7/1/30	1,400,731
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	985,000	3.30	1/1/30	957,381
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,295,000	3.30	1/1/34	7,294,854
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,755,000	3.35	7/1/29	1,773,550
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,700,000	3.40	7/1/38	1,668,499
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	8,025,000	3.50	1/1/32	8,159,740
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,595,000	3.60	7/1/31	5,686,926
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,435,000	3.60	7/1/33	2,468,335
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,500,000	3.63	7/1/32	2,498,625
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,000,000	3.65	7/1/37	5,007,600
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,490,000	3.80	7/1/38	5,583,110
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,000,000	3.90	7/1/43	5,036,900
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	355,000	4.00	7/1/40	363,776
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,870,000	4.00	1/1/48	1,967,988
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,850,000	4.00	7/1/48	4,064,445
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	480,000	5.00	1/1/31	503,808
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4,090,000	3.70	1/1/31	4,217,035
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,735,000	4.00	1/1/47	1,808,338
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	415,000	3.10	7/1/26	419,411
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,395,000	4.00	1/1/41	1,447,047
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	35,000	4.90	7/1/29	35,620
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	990,000	5.05	7/1/34	1,004,771

				103,329,892

Transportation - 0.8%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	2,200,000	5.00	1/1/30	2,579,984
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,221,264
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	665,178

				4,466,426

See accompanying notes to schedule of investments.
JUNE 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utility - 4.4%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,174,960
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	523,035
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,306,150
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,197,596
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/29	570,285
MN Municipal Power Agy. Electric Rev.	1,000,000	5.00	10/1/30	1,066,630
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/30	569,665
MN Municipal Power Agy. Electric Rev.	320,000	5.00	10/1/30	364,586
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,067,760
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	756,389
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	572,240
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,123,350
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	867,168
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	919,415
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	675,454
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	820,504
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,289,050
Western MN Municipal Power Agy. Rev.	1,000,000	5.00	1/1/31	1,126,510
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	681,300
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	1,958,040
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,268,800

				24,898,887

Total Municipal Bonds (cost: $542,323,728)				547,184,380

Investment Companies - 1.1%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,140,318
Nuveen Minnesota Municipal Income Fund (NMS)	144,128			1,929,879

Total Investment Companies (cost: $7,044,064)				6,070,197

Total Investments in Securities - 97.6% (cost: $549,367,792)				553,254,577
Other Assets and Liabilities, net - 2.4%				13,875,213

Total Net Assets - 100.0%				$567,129,790

See accompanying notes to schedule of investments.
28

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2018 was $1,470,768 and represented 0.3% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2018 was $15,019,359 and represented 2.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2018 was $1,470,768 and represented 0.3% of net assets.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2018, 3.4% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2018 was $31,147,693 and represented 5.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2018 was $14,449,982 and represented 2.5% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 10-Year	244	September 2018	29,325,750	(227,423)
U.S. Treasury 5-Year	82	September 2018	9,316,609	(35,495)
U.S. Treasury 2-Year	43	September 2018	9,108,609	(4,837)
U.S. Treasury Long Bond	13	September 2018	1,885,000	(37,113)

				(304,868)

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2018.

A summary of the levels for the Fund’s investments as of June 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	547,184,380	—	547,184,380
Investment Companies	6,070,197	—	—	6,070,197
	6,070,197	547,184,380	—	553,254,577
Liabilities
Futures	(304,868)	—	—	(304,868)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2018	29

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2018

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used futures traded on a U.S. exchange. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

30

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2018 (Continued)

    During the three months ended June 30, 2018, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount
Quality Income Fund
Treasury Futures	$—	—	$33,747,481
Tax-Free Income Fund
Treasury Futures	—	—	46,155,181
MinnesotaTax-Free Income Fund
Treasury Futures	—	—	60,186,165

    The number of open futures contracts outstanding as of June 30, 2018 also serve as indicators of the volume of activity for the Fund throughout the period.

    Balance Sheet - Values of derivatives as of June 30, 2018.

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Treasury Futures	—	$180,765
Tax-Free Income Fund
Treasury Futures	—	324,801
MinnesotaTax-Free Income Fund
Treasury Futures	—	304,868

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining

JUNE 30, 2018	31

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2018 (Continued)

the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2018 is included with the Funds’ schedule of investments.

At June 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

				Cost (Proceeds)
	Unrealized	Unrealized	Net Unrealized	of Investments
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income - Investments	$93,990	($879,435)	($785,445)	$77,651,363
Tax-Free Income - Investments	6,610,132	(15,182,014)	(8,571,882)	203,718,299
Minnesota Tax-Free Income - Investments	10,430,295	(6,543,510)	3,886,785	549,367,792

32

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 25, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 25, 2018